REVENUE - Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Contract Assets	$ 252	$ 275
Contract Liability beginning balance	557	519
Net revenue deferred in the period	488	437
Revenue recognized that was included in the contract liability balance at the beginning of the period	(409)	(372)
Change in deferrals from customer cash advances, net of revenue recognized	(28)	11
Currency translation and other adjustments	8	(38)
Contract Liability ending balance	616	$ 557
Revenue, Remaining Performance Obligation, Amount	$ 331
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-10-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months